Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Schedule of Service Concession Arrangements (Details)		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2024 mhz_frequency MHz_band mhz_per_2100mhz_frequency ghz_frequency GHz_spectrum_band region
Disclosure of detailed information about service concession arrangements [line items]
Possible term extension	20 years
Frequency range owned by Telefonica (GHz) | GHz_spectrum_band		6
Expiring in 2041 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20
Possible term extension		20 years
Expiring in 2041 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,300
Expiring in 2041 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		40
Expiring in 2041 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		50
Expiring in 2041 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		15
Possible term extension		20 years
Expiring In 2041, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz)		20
Possible term extension		10 years
Expiring In 2041, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		26
Bandwidth (MHz) | GHz_spectrum_band		600
Expiring in 2040 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		29.6
Possible term extension		10 years
Expiring in 2040 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		10
Expiring in 2040 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20
Expiring in 2038 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		40
Possible term extension		10 years
Expiring in 2038 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Expiring in 2038 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		30
Expiring in 2038 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		60
Expiring in 2038 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		12
Expiring in 2040, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5
Possible term extension		10 years
Expiring in 2040, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		70
Expiring in 2040, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		29.6
Possible term extension		10 years
Expiring in 2040, Option 4 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40
Possible term extension		10 years
Expiring in 2040, Option 5 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		20
Possible term extension		10 years
Expiring in 2040, Option 6 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		10
Possible term extension		10 years
Amount of regions excluded in national license | region		2
Expiring in 2040, Option 7 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		40
Possible term extension		10 years
Expiring in 2030 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Indefinite, Option 1 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20
Indefinite, Option 1 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		30
Indefinite, Option 1 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Indefinite, Option 2 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz)		20
Indefinite, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Indefinite, Option 3 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		34.8
Indefinite, Option 3 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20
Indefinite, Option 4 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		11.6
Indefinite, Option 4 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50
Indefinite, Option 5 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		20
Indefinite, Option 5 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25
Indefinite, Option 6 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,300
Bandwidth (MHz)		40
Indefinite, Option 7 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		25
Indefinite, Option 8 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		40
Indefinite, Option 9 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		40
Expiring in 2033 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20
Expiring in 2033 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20
Expiring in 2033 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		40
Expiring in 2033 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		40
Expiring in 2025 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz)		20
Expiring in 2025 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Expiring in 2033, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		20
Expiring in 2033, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		20
Expiring in 2033, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20
Expiring in 2025, Option 1 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20
Expiring in 2025, Option 1 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		30
Expiring in 2025, Option 1 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Possible term extension		20 years
Expiring in 2025, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5
Expiring in 2025, Option 2 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		15
Expiring in 2025, Option 2 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60
Possible term extension		20 years
Expiring in 2025, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		14.2
Expiring in 2025, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		30
Expiring in 2025, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		60
Expiring in 2025, Option 6 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		20
Expiring in 2042/2044 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20
Possible term extension		20 years
Expiring in 2048 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		10
Possible term extension		10 years
Expiring in 2048 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		100
Expiring in 2048, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		50
Possible term extension		10 years
Expiring in 2043 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		26
Bandwidth (MHz) | GHz_spectrum_band		1,000
Possible term extension		20 years
Expiring in 2043 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		50
Expiring in 2043 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40
Expiring in 2029 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5
Expiring in 2029 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20
Expiring in 2029 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40
Expiring in 2027 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		50
Expiring in 2027 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Possible term extension		5 years
Expiring in 2028 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Expiring in 2028 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		450
Bandwidth (MHz)		10
Expiring in 2032-2035 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Expiring in 2032-2035 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		5
Expiring in 2032-2035 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		10
Expiring in 2032-2035, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Expiring in 2032-2035, Option 2 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		20
Expiring in 2032-2035, Option 2 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)		80
Expiring in 2027-2031 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,500
Bandwidth (MHz)		40
Expiring In 2041, Option 1 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		100
Expiring in 2035 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		30
Population in service area (as a percent)		65.00%
Expiring in 2045 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20
Expiring in 2045 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40
Expiring in 2032 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20
Expiring in 2051 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		50
Expiring in 2044 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		80
Expiring in 2044 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25
Possible term extension		20 years
Expiring in 2036 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		30
Expiring in 2028, Option 2 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		10
Expiring in 2028, Option 3 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		16
Expiring in 2030, Option 1 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25
Expiring in 2018 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25
Expiring in 2037 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		30
Expiring in 2026 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz) | GHz_spectrum_band		50
Expiring in 2027, Option 1 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50
Possible term extension		5 years
Expiring in 2027, Option 2 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		20
Possible term extension		5 years